Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
Total	$ 125	$ 125
Less: Accumulated amortization	(33)	(21)
Intangible assets, net	92	104
Amortization expenses	13	12	$ 5
Impairment of intangible assets	0	0	$ 0
Computer software
Intangible assets, net
Total	5	5
Copyright for teaching materials
Intangible assets, net
Total	$ 120	$ 120